Unincorporated Arrangement and Sumitomo Metal Mining Co., Ltd. ("SMM") Funding Arrangement (Tables)	12 Months Ended
Dec. 31, 2025
Joint Arrangements [Abstract]
Schedule of Repurchase Option Liability
The Côté repurchase option liability as at December 31, 2025 consists of:

		December 31,	December 31,
	Notes	2025	2024
Repurchase price:
Balance, beginning of the year		$—	$350.8
Incremental funding by SMM due to increased ownership		—	46.9
9.7% pre-Commercial Production gold received by SMM	31	—	(18.4)
Other		—	(1.6)
Repurchase of Transferred Interests		—	(377.7)
Balance, end of the year		—	—

Fees and balances not included in repurchase price:
Balance, beginning of the year		—	(5.5)
Repurchase option fee accrued[1]	30	—	32.7
Repurchase option fee paid[1]		—	(32.7)
Deferred cost on waiver of operator fee		—	(2.0)
Amortization of deferred operator fee		—	7.5
Balance, end of the year		$—	$—
Côté repurchase option liability		$—	$—
1.Repurchase option fees of $17.5 million were capitalized to Côté Gold construction in progress during the year ended December 31, 2024. At August 1, 2024, the repurchase option fees were included in finance costs (note 30). Commencing in 2024, the repurchase option fee was paid quarterly.